Related party transactions - Schedule of Related Party Transactions (Details)			12 Months Ended
		Jul. 06, 2023 CNY (¥)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2026 USD ($)
Related Party [Member]
Related Party Transactions [Line Items]
Amounts due to related parties				¥ 513,513
Repayment of loans to related parties		¥ 30,000,000
Mr. Zhan Jie [Member]
Related Party Transactions [Line Items]
Relationship	[1]		Principal shareholder
Amounts due from related parties	[1]
Amounts due to related parties	[1]			513,513
Repayment of loans to related parties	[1]				¥ 15,000,000
Capital injection from related parties	[1]				15,000,000
Mrs. Zhang Pingting [Member]
Related Party Transactions [Line Items]
Relationship			Principal shareholder
Repayment of loans to related parties					15,000,000
Capital injection from related parties					15,000,000
Mr. Wen Haoxiang [Member]
Related Party Transactions [Line Items]
Relationship			Principal shareholder
Capital injection from related parties					¥ 1,500,000

[1]	Following the issuance of new shares in July 2, 2025, Mr. Zhan Jie’s shareholding percentage fell below 5%, and he ceased to be a related party.